Financial Instruments (Schedule of Sensitivity Analysis of Equity) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
5% in Euro Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 79	€ 185
5% in Euro Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(79)	(185)
5% in NIS Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	308	412
5% in NIS Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ (308)	€ (412)